Submission	Dec. 09, 2025
Submission [Line Items]
Central Index Key	0002013639
Registrant Name	FB Bancorp, Inc. /MD/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A